Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]
11. Commitments and Contingencies:
(a) Long-term time charters: The Company has entered into time charter arrangements on all of its vessels in operation, including the ten hulls under construction, with international liner operators. These arrangements as at December 31, 2011, have remaining terms of up to 145 months (including the time charter agreements for vessels under construction as at December 31, 2011). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
________________________________________	_________
2012	362,478
2013	393,334
2014	440,162
2015	430,579
2016	417,301
2017 and thereafter	971,556
_________
3,015,410
~~_________~~
(b) As at December 31, 2011, as further disclosed in Note 6, the Company has entered into ten shipbuilding contracts for the construction and acquisition of ten newbuild vessels. The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011. The remaining balance of $810,609 is payable as follows:

Year ending December 31,	Amount
________________________________________	_________
2012	305,215
2013	486,378
2014	19,016
_________
81,609
~~_________~~
Furthermore, in September 2011, the Company agreed to acquire, subject to final documentation, the 4,132 TEU, 2002-built MSC Ulsan for a purchase price of $30,000. The vessel is expected to be delivered within the first quarter of 2012 and immediately upon delivery it will commence a time charter for a duration of approximately 63 months, at a daily rate of $16.5.
(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.